SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation Of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
Revenues	$ 498,198	$ 174,624	$ 47,481	$ 47,481
Automobile sales	467,232	121,084	0
IVAS and others	28,510	24,271	18,164
Financing income	2,456	29,269	29,317
Total net revenues	498,198	174,624	47,481	47,481
Renren [Member]
Revenues	19,122	21,931		18,097
IVAS and others	18,983	21,931	18,096
Financing income	139		1
Total net revenues	19,122	21,931		18,097
Auto Group [Member]
Revenues	479,076	152,693	29,384	29,384
Total net revenues	$ 479,076	$ 152,693	$ 29,384	$ 29,384